Performance Management				3 Months Ended
	Oct. 24, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
GraniteShares 1.25x Long TSLA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 85.34% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -36.97% (quarter ended March 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025, was 3.70%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year
Bar Chart, Year to Date Return		3.70%
Highest Quarterly Return								85.34%
Lowest Quarterly Return						(36.97%)
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative
Performance [Table]
	1 Year	Since Inception (8/8/2022)
Return Before Taxes	64.31%	5.38%
Return After Taxes on Distributions	64.31%	-1.41%
Return After Taxes on Distributions and Sale of Fund Shares	38.07%	0.50%
S&P 500 (no fees and expenses, or taxes applied)	25.02%	17.60%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long NVDA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 178.63% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -16.35% (quarter ended September 30, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025, was 41.00%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns
Bar Chart, Year to Date Return			41.00%
Highest Quarterly Return						178.63%
Lowest Quarterly Return					(16.35%)
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative
Performance [Table]
	1 Year	Since Inception (12/12/2022)
Return Before Taxes	344.98%	306.23%
Return After Taxes on Distributions	344.98%	297.93%
Return After Taxes on Distributions and Sale of Fund Shares	204.23%	252.41%
S&P 500 (no fees, expenses, or taxes applied)	25.02%	22.65%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long COIN Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 232.71% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -45.41% (quarter ended September 30, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025, was 6.18%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year
Bar Chart, Year to Date Return			6.18%
Highest Quarterly Return							232.71%
Lowest Quarterly Return					(45.41%)
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative
Performance [Table]
	1 Year	Since Inception (8/8/2022)
Return Before Taxes	4.13%	15.60%
Return After Taxes on Distributions	4.03%	15.55%
Return After Taxes on Distributions and Sale of Fund Shares	2.46%	12.14%
S&P 500 (no fees, expenses or taxes applied)	25.02%	17.60%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 104.98% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was -39.84% (quarter ended December 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025, was 254.60%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year
Bar Chart, Year to Date Return		254.60%
Highest Quarterly Return					104.98%
Lowest Quarterly Return				(39.84%)
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative
Performance [Table]
	1 Year	Since Inception (12/12/2022)
Return Before Taxes	1.13%	-19.33%
Return After Taxes on Distributions	1.13%	-19.33%
Return After Taxes on Distributions and Sale of Fund Shares	0.67%	-14.31%
S&P 500 (no fees, expenses, or taxes applied)	25.02%	22.65%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long META Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 123.64% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was 0.89% (quarter ended December 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025, was 31.83%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year
Bar Chart, Year to Date Return		31.83%
Highest Quarterly Return								123.64%
Lowest Quarterly Return				0.89%
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative
Performance [Table]
	1 Year	Since Inception (12/12/2022)
Return Before Taxes	112.54%	206.23%
Return After Taxes on Distributions	112.54%	184.96%
Return After Taxes on Distributions and Sale of Fund Shares	66.62%	158.09%
S&P 500 (no fees, expenses, or taxes applied)	25.02%	22.65%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long GOOGL Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long AMZN Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long AAPL Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 47.24% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -23.53% (quarter ended March 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was -11.19%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the
Bar Chart, Year to Date Return		(11.19%)
Highest Quarterly Return								47.24%
Lowest Quarterly Return						(23.53%)
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative
Performance [Table]
	1 Year	Since Inception (8/8/2022)
Return Before Taxes	47.19%	21.77%
Return After Taxes on Distributions	47.19%	18.46%
Return After Taxes on Distributions and Sale of Fund Shares	27.94%	15.27%
S&P 500 (No fees, expenses, or taxes applied)	25.02%	17.60%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long MSFT Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long AMD Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long PLTR Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long UBER Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long DIS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long F Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747